Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document Type	S-1
Entity Registrant Name	NUBURU, INC
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3690
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	767-1400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814215
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Registration Statement on Form S-1 of Nuburu, Inc. (the “Company”) (File No. 333-287867) is being filed (i) to amend and restate the Management’s Discussion and Analysis of Financial Condition and Results of Operations included in the prospectus in order to update the financial information for the three months ended March 31, 2025 that was amended and restated in the Company’s Amendment No. 1 to its Quarterly Report on Form 10-Q for the three months ended March 31, 2025 (the “Amended Form 10-Q”) that was filed with the Securities and Exchange Commission on July 3, 2025, and (ii) to replace the condensed consolidated financial statements of the Company for the three months ended March 31, 2025 with those included in the Amended Form 10-Q.
Business Contact [Member]
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	767-1400
Contact Personnel Name	Alessandro Zamboni